Acquisitions - Summary of KSIX and BMG Operating Results (Details) - KSIX and BMG [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 2,674,478	$ 3,034,829
Net income	$ 33,299	$ 94,810